Loans from the Argentina Central Bank and Other Financial Institutions - Summary of Loans from the Argentina Central Bank and Other Financial Institutions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total	$ 22,723,687	$ 29,914,292
Argentine Central Bank Financing [member]
Disclosure of detailed information about borrowings [line items]
Total	22,449	44,111
Correspondents [member]
Disclosure of detailed information about borrowings [line items]
Total	373,901	2,436,148
Financing from Local Financial Institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	5,597,950	8,798,571
Financing from Foreign Financial Institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	10,469,987	11,497,540
Financing from International Financial Institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 6,259,400	$ 7,137,922